OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-22445

Pinnacle Capital Management Funds Trust

(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	19901
(Address of principal executive offices)	(Zip code)

Capital Services, Inc.        615 S. Dupont Highway        Dover, Delaware    19901

(Name and address of agent for service)

With a copy to:

Patricia M. Plavko
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:  (315) 234-9716

Date of fiscal year end:            October 31

Date of reporting period:          July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Courtland Schroder
Courtland Schroder, President
Date	August 27, 2015

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

1789 GROWTH & INCOME FUND
PROXY VOTING RECORD
July 1, 2014 - June 30, 2015
Issuer Name	Ticker	CUSIP	Meeting Date	Meeting Type	Ballot Issue	Proposal	Proponent	Vote Cast	For/Against Management
TEVA PHARMACEUTICAL INDUSTRIES LTD.	TEVA	881624209	7/30/2014	ANNUAL	1	TO APPOINT DIRECTORS TO SERVE UNTIL THE 2017 ANNUAL MEETING OF SHAREHOLDERS.	MGMT	ABSTAIN	N/A
					2	TO APPOINT STATUTORY INDEPENDENT DIRECTORS.	MGMT	ABSTAIN	N/A
					3A	TO APPROVE THE ANNUAL CASH BONUS OBJECTIVES FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER FOR 2014 AND GOING FORWARD.	MGMT	ABSTAIN	N/A
					3B	TO APPROVE ANNUAL EQUITY AWARDS FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER FOR EACH YEAR COMMENCING IN 2015.	MGMT	ABSTAIN	N/A
					4	TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS' LIABILITY INSURANCE WITH ANNUAL COVERAGE OF UP TO $600 MILLION.	MGMT	ABSTAIN	N/A
					5	TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2015 ANNUAL MEETING OF SHAREHOLDERS.	MGMT	ABSTAIN	N/A
DIRECTV	DTV	25490A309	9/25/2014	SPECIAL	1
ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 18, 2014, AS IT MAY BE AMENDED FROM TIME TO TIME, BY AND AMONG DIRECTV, A DELAWARE CORPORATION, AT&T INC., A DELAWARE CORPORATION, AND STEAM MERGER SUB LLC, A DELAWARE LIMITED LIABILITY COMPANY AND A WHOLLY OWNED SUBSIDIARY OF AT&T INC.
							MGMT	FOR	FOR
					2	APPROVE, BY NON-BINDING, ADVISORY VOTE, CERTAIN COMPENSATION ARRANGEMENTS FOR DIRECTV'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.	MGMT	FOR	FOR
					3	ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO ADOPT THE MERGER AGREEMENT.	MGMT	FOR	FOR
FEDEX CORPORATION	FDX	31428X106	9/29/2014	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	MGMT	FOR	FOR
					3	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	MGMT	FOR	FOR
					4	STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS FOR SHAREHOLDERS.	SHAREHOLDER	AGAINST	FOR
					5	STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTE-COUNTING.	SHAREHOLDER	AGAINST	FOR
					6	STOCKHOLDER PROPOSAL REGARDING HEDGING AND PLEDGING POLICY.	SHAREHOLDER	AGAINST	FOR
					7	STOCKHOLDER PROPOSAL REGARDING TAX PAYMENTS ON RESTRICTED STOCK AWARDS ("EXECUTIVE PAY").	SHAREHOLDER	AGAINST	FOR
					8	STOCKHOLDER PROPOSAL REGARDING POLITICAL DISCLOSURE AND ACCOUNTABILITY.	SHAREHOLDER	AGAINST	FOR
PALL CORPORATION	PLL	696429307	10/14/2014	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	PROPOSAL TO RATIFY APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	MGMT	FOR	FOR
					3	PROPOSAL TO APPROVE AN AMENDMENT TO THE PALL CORPORATION 2012 STOCK COMPENSATION PLAN.	MGMT	FOR	FOR
					4	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	FOR	FOR
CACI INTERNATIONAL INC.	CACI	127190304	11/20/2014	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	MGMT	FOR	FOR
					3	TO RATIFY THE APPOINTMENT OF THE ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2014.	MGMT	FOR	FOR
LORD ABBETT INVESTMENT TRUST	LALDX	543916464	12/4/2014	SPECIAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
INTUIT INC.	INTU	461202103	1/22/2015	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING 7/31/2015.	MGMT	FOR	FOR
					3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	MGMT	FOR	FOR
					4	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE EMPLOYEE STOCK PURCHASE PLAN.
LORILLARD, INC.	LO	544147101	1/28/2015	SPECIAL	1
PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 15, 2014, AS IT MAY BE AMENDED FROM TIME TO TIME, AMONG LORILLARD, INC., REYNOLDS AMERICAN INC. AND LANTERN ACQUISITION CO., PURSUANT TO WHICH LANTERN ACQUISITION CO. WILL BE MERGED WITH AND INTO LORILLARD, INC., AND LORILLARD, INC. WILL CONTINUE AS THE SURVIVING CORPORATION AND A WHOLLY OWNED SUBSIDIARY OF REYNOLDS AMERICAN INC.
							MGMT	FOR	FOR
					2	PROPOSAL TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY LORILLARD, INC. TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	MGMT	FOR	FOR
3
PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING OF LORILLARD SHAREHOLDERS, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT.
							MGMT	FOR	FOR
MYLAN INC.	MYL	628530107	1/29/2015	SPECIAL	1
APPROVAL OF THE AMENDED AND RESTATED BUSINESS TRANSFER AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 4, 2014, BY AND AMONG MYLAN, INC. ("MYLAN"). NEW MOON B.V., MOON OF PAY INC., AND ABBOTT LABORATORIES (THE "BUSINESS TRANSFER AGREEMENT").
							MGMT	FOR	FOR
2
APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN MYLAN AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE BUSINESS TRANSFER AGREEMENT.
							MGMT	FOR	FOR
					3	ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE BUSINESS TRANSFER AGREEMENT.	MGMT	FOR	FOR
ADOBE SYSTEMS INCORPORATED	ADBE	00724F101	4/9/2015	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	APPROVAL OF THE AMENDMENT OF 2003 EQUITY INCENTIVE PLAN TO INCREASE THE AVAILABLE SHARE RESERVE BY 10 MILLION SHARES.	MGMT	FOR	FOR
					3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING ON NOVEMBER 27, 2015.	MGMT	FOR	FOR
					4	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	MGMT	FOR	FOR
GENERAL ELECTRIC COMPANY	GE	369604103	4/22/2015	ANNUAL	A	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					B1	ADVISORY APPROVAL OF OUR NAMED EXECUTIVES' COMPENSATION.	MGMT	FOR	FOR
					B2	RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR FOR 2015.	MGMT	FOR	FOR
					C1	SHAREHOLDER PROPOSAL REGARDING CUMULATIVE VOTING.	SHAREHOLDER	AGAINST	FOR
					C2	SHAREHOLDER PROPOSAL REGARDING WRITTEN CONSENT.	SHAREHOLDER	AGAINST	FOR
					C3	SHAREHOLDER PROPOSAL REGARDING ONE DIRECTOR FROM RANKS OF RETIREES.	SHAREHOLDER	AGAINST	FOR
					C4	SHAREHOLDER PROPOSAL REGARDING HOLY LAND PRINCIPLES.	SHAREHOLDER	AGAINST	FOR
					C5	SHAREHOLDER PROPOSAL REGARDING LIMIT EQUITY VESTING UPON CHANGE IN CONTROL.	SHAREHOLDER	AGAINST	FOR
TEREX CORPORATION	TEX	880779103	5/15/2015	ANNUAL	1	ELECTION OF DIRECTORS.	MGMT	FOR	FOR
					2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2015.	MGMT	FOR	FOR
					3	TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	MGMT	FOR	FOR